Goodwill and Other Acquired Intangibles - Future Amortization Expense (Details) $ in Millions	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 1,601
2024	1,562
2025	1,515
2026	1,283
2027	$ 1,196